 General Presentation  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage.

 Table of Contents    Section I Firm OverviewSection II Commingled Hedge Fund SolutionsSection III Investment Philosophy and ProcessSection IV Integrated Risk ManagementSection V How We Work With Clients Appendix A Aetos FundsAppendix B BiographiesAppendix C Information Disclosures

 Section I  Firm Overview

 Leading provider of hedge fund solutions since 2001  Aetos Overview  1 As of December 31, 2018.  …and What Defines UsResearch-Intensive Culture: Conduct in-depth proprietary research, leading to high conviction investment ideasCapital Markets Expertise: Analyze drivers of return and risk at strategy and security level, in addition to underwriting managersMacro Insights: Identify market dislocations and invest tactically based on macroeconomic and market insightsExtension of Staff: Assign our most senior investment, risk, and client service resources to client relationships, who act as a true extension of our clients’ staffResponsible Investing Focus: Believe in incorporating responsible investing considerations into our investment process  Year Founded  Assets Under Management1  % Women and Minorities1  Office Locations  First Customized Portfolio  Employees1  2001  $xx Billion  xx%  Menlo Park, CANew York, NY  2001  xx  Who We AreLeading Provider of Alternative Investments: 17-year history of providing comprehensive hedge fund solutionsAlternatives as Sole Focus: Multi-manager hedge fund portfolios, credit investing across the liquidity spectrum, co-investments and assistance with direct hedge fundsCustomization: Over xx% of our assets under management are in fully customized portfolios, both discretionary and non-discretionaryScale: Our size enables us to negotiate beneficial fees and other terms on behalf of clients Independence: As an independently owned firm, our interests are aligned with that of our clients

 Hedge Fund Solution Provider to Institutional Investors  1 By assets under management as of December 31, 2018.  Client Type  Implementation  Portfolio Type  Majority of client capital is managed in fully customized portfolios, both discretionary and non-discretionary, including co-investments  Customized client solutions that encompass diversified, strategy specific and more niche opportunities  Deep understanding of investment objectives, operational constraints and tax, regulatory and corporate governance issues across client types  xx%Institutional Investors1  >xx%Separate Accounts1  ~xx%Specialty Mandates1  AUM Pie Chart by Client Type(Updated Quarterly)  AUM Pie Chart by Account Type(Updated Quarterly)  AUM Pie Chart by Strategy(Updated Quarterly)

 Few firms have the breadth of experience to offer multi-manager hedge fund portfolios, co-investments and assistance with direct hedge fund investing  Breadth of Expertise and Solutions  1 Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms may include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.   Beneficial terms with xx% of managers1  Access to constrained managers  Bespoke accounts   Advisory  Depth of Resources  Comprehensive Advice on Direct Hedge Fund PortfoliosDedicated senior investment teamAsset allocation and manager recommendationsBoard/staff educationInvestment-Related ServicesPortfolio risk analytics and in-depth reportingComplete accounting, operational and legal servicesTransition management  Discretionary Portfolios  Commingled Funds  Separate Accounts  Opportunistic/Co-Investments  High Conviction Ideas  Idiosyncratic OpportunitiesCapitalize on intellectual capital of Aetos and high conviction managersIdentify idiosyncratic themesSeek reduced feesCustomized AccessAetos Special Situations Opportunity Fund (SSOF) provides opportunity for direct investmentsIndividual separate accounts  Commingled FundsSEC Registered 1940 Act FundsCustomized allocations to long/short equity, distressed credit and/or arbitrage strategiesSeparate AccountsFund-of-one owned by clientDirect investments in client’s nameDiversified or strategy specific (activist, long/short equity, macro, credit, real estate, distressed, emerging managers)   Preferred Capacity Favorable Terms Proprietary Implementation

 Aetos seeks to leverage the intellectual capital of underlying managers to provide clients with more idiosyncratic opportunities through co-investments globally  Co-Investment Capabilities  1 As of December 31, 2018.  What are Co-Investments?Monetizing Intellectual Capital: Co-investments allow Aetos to invest alongside an underlying hedge fund manager in a specific trade opportunityCapturing Illiquidity Premium: We feel the 2-5 year time period is underexploited and offers outsized investment returns to capture an illiquidity/complexity premiumMore Differentiated Alpha: Targeting high conviction ideas can offer more idiosyncratic investments to capitalize on recent market dislocationsReduced Fees: Co-investments typically come at reduced fees, often lower management fees, creating savings which we pass along to clients  Less Liquid  Co-Investment Opportunities  More Liquid  Short Term(1-2 Years)  Long Term(> 5 Years)  Intermediate Term (2-5 Years)  Hedge Funds  Private Equity  Aetos Advantage  Because of Aetos’ size and depth of relationships with managers, we are often approached by managers with new ideas across hedge funds, private equity and real estateDeep capital markets expertise enables us to do security-level analysis and underwrite idiosyncratic investment opportunitiesAetos has invested more than $xx million across xx co-investment deals1

 Firm-Wide CommitmentCo-founded by [Professional’s Name], Chief Investment Officer, Aetos values diversity in the workplace as evidenced by the composition of our professionals (xx% women and minorities) Promoting diversity across nationalities, ethnicities, academic backgrounds and life experiences across our organization has been a core belief and foundation of our success since the firm’s inceptionAetos is committed to building our communities through community service and other philanthropic endeavors Incorporating Socially Responsible Factors into Our Investment ProcessAs a PRI Signatory (Principles for Responsible Investment), Aetos is committed to the incorporation of Environmental, Social and Corporate Governance factors into our investment analysis and decision-making processesActively incorporate ESG questions into our manager due diligence process to determine usage of ESG factors by underlying managers in their investment process to help us make more informed investment decisions[Professional’s Name], Co-Deputy Chief Investment Officer, is a member of the equity hedge PRI strategy group that works to define guidelines for hedge funds in responsible investingBuilding Socially Responsible-Dedicated Portfolios for ClientsLeveraging the firm’s experience in building customized portfolios, Aetos has the depth of team, infrastructure and skill to create customized portfolios designed to meet a client’s specific ESG criteria/objectivesWe can design portfolios based on client’s preferred socially responsible approach, whether negative screening, incorporating ESG factors or sustainability/thematic-basedIncorporating ESG factors through absolute return strategies can accomplish the twin goals of providing diversification through less correlated assets while meeting a client’s socially responsible objectives  Commitment to Social Responsibility  Aetos is committed to promoting Environmental, Social and Governance (ESG) factors across our firm and for our clients

 Aetos has a track record of capitalizing on idiosyncratic opportunities and providing innovative solutions to clients since inception  A History of Innovative Solutions      2001  Present                          2001Founded by [Professional’s Name], former CIO of Stanford University Endowment, and [Professional’s Name], former President of Morgan Stanley’s Institutional Funds businessFirst Separate Account established   2002Created strategy-specific commingled fund of funds and launched the multi-strategy Aetos Portfolio  20031st multi-asset class relationship, with long-only and alternative investments, including private equity, real estate and venture capital  2007Direct investment targeting the subprime mortgage opportunity    2012-13Multiple mandates awarded to oversee the opportunistic credit portion of clients’ fixed income portfolios  2018Launch of Aetos Special Situations Opportunity Fund  Capital Markets Expertise  Capitalize on Idiosyncratic Opportunities  Capital markets expertise and experience enables Aetos to analyze direct investments across asset classes, in addition to underwriting managers and funds  20091st hybrid credit opportunities portfolio (xx% Drawdown Structure)  Fundamental macroeconomic research combined with bottom-up manager-specific insights allow us to make tactical investments throughout the capital markets cycle and capitalize on idiosyncratic opportunities  2013-14Structured opportunistic portfolios focused on activist, real estate-related and credit strategies  20051st Advisory Relationship for a University Endowment

 Stable Team with Deep Capital Markets Experience  Aetos Tenure of Senior Investment Team  Seniority of Investment Committee   Industry Experience[Professional’s Name] 36 years[Professional’s Name] 33 years[Professional’s Name] 36 years[Professional’s Name] 18 years[Professional’s Name] 16 yearsInvestment Committee members average xx years of financial industry experience and xx years of hedge fund experience    Members of Investment Committee    Other Senior Team Members    Chief Investment Officer  Chief Risk Officer  Senior Portfolio Manager  Manager of OperationalDue Diligence  Co-Deputy Chief Investment Officer  Co-Deputy Chief Investment Officer  Chief Compliance Officer  General Counsel  Chief Financial Officer  Research Analyst  Research Analyst  Stability of Team  Investment Committee members have been at Aetos, on average, for xx yearsSenior investment team, whose members average xx years of financial industry experience, has been stable with low turnover  Deep Capital Markets Expertise   Deep capital markets expertise across equities, debt, private equity, venture capital, real assets, and derivativesFiduciary perspective     Professionals’ Pictures

 Client Relations and Business Development Team              [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  Stable, Senior Team of Dedicated Professionals  Portfolio Management and Research        [Professional's Name] TitleEducational Degrees        [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  Investment Committee          [Professional's Name] Title  [Professional's Name] Title  [Professional's Name] Title  [Professional's Name] Title  [Professional's Name] Title  Operational, Business and Legal Due Diligence    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees    [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  [Professional's Name] TitleEducational Degrees  1 IT Consultant working with Aetos since 2001.  Information Technology, Business Management and Administration          [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name]   [Professional's Name] 1

 Aetos has negotiated reduced management fees on investments for approximately half of the flagship portfolio’s assets, with none of its underlying hedge fund managers charging “2 and 20”  Underlying Hedge Fund Fees1  1 “2 and 20” is a reference to 2% management and 20% incentive fee schedules. From time to time, Aetos will invest in funds through “anchor” or “founder” shares, which typically offer discounted fees that are greater than typical discounts associated with longer lockups. Reduced fee analysis only credits funds where Aetos was an investor at the time of a fee reduction and remains an investor, does not credit funds that have built-in fee discounts as firm assets increase, does not credit funds that introduced new share classes with reduced fees and longer lockups, includes instances where Aetos negotiated additional fee reductions on top of reductions for all investors, and excludes certain run-off investments. Actual 2019 fees are likely to differ.  Negotiated Fees with Underlying ManagersAetos has negotiated reduced management fees in a variety of ways, including:Changes to standard fee termsDiscounts based on length of relationshipsDiscounts based on size of investmentsWhile some managers offer discounts for longer lockups, Aetos has not employed this strategy as the primary driver of its initiative to reduce management feesInvestors Benefit from Lower FeesAs of January 1, 2019, the Aetos Portfolio’s managers charged an average management fee of xx%Average management fees have steadily declinedAetos also seeks to negotiate reduced incentive fees with underlying managers   Reduced Fees Column Chart- % of Aetos Portfolio (Updated Yearly)   Reduced Fees Column Chart (Updated Yearly)

 Starting with our first client in 2001, Aetos has served as a true extension of our clients’ staff, dedicating our most senior investment, risk and client relations resources to these relationships.   Partnering with Aetos  1 Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.   Knowledge sharing with investment staff including visits with managersBoard/committee presentations and education sessionsProvide full transparency across all stages of Aetos’ investment process, including manager selection, portfolio construction, portfolio monitoring and risk management  Collaborative relationship with a broad range of senior leadership involvement Tailored strategic partnerships to meet a client’s specific needsStrong fiduciary perspective with regards to investment and hedge fund program designCustomized reporting and risk aggregation, including online access to information  Knowledge Transfer  Customization  Extensive resources dedicated to global research, risk management, diligence, and reporting analytics In-depth capital markets analysis and macroeconomic research leading to identification of idiosyncratic opportunities across portfolios  Focus on Alpha Generation  Negotiate fees and terms and any required side letters in accordance with clients’ requirementsSeek favorable fees and other terms for clientsBeneficial terms with xx% of managers1  Beneficial Fees and Terms

 Strategic Partnerships: Case Study  1 Aetos-only meetings taken at Client request and followed by debriefing with Client staff.         2011  2006  2007  Aetos was hired by Client X in 2006 to manage a commingled hedge fund of funds portfolio  Client X began building an outside direct portfolio of hedge funds in 2007  Extension of Staff  Collaboration & Transparency    Client X’s dedicated alternatives staff expanded the hedge fund portfolio starting 2011  2008  2009  2010  2012 - Present  Client X engaged Aetos to help build the direct portfolio and create a discretionary opportunistic portfolioGoal of Relationship: Leverage Aetos’ resources and expertise to create best-in-class hedge fund program.  Representative Meetings with Client X  Analysis and Reporting  Direct Portfolio Detail  Prospective Focus List – Direct Managers  Economic and Market Research  Analysis and reporting for Client X encompasses all aspects of their hedge fund program, including:Portfolio Construction and Scenario AnalysisPortfolio Monitoring and ReportingRisk Analytics and AggregationManager Operational Due DiligenceAdministrative Processing  Image of Tool  Image of Tool  Image of Tool  Image of Tool  Image of Tool

 Section II  Commingled Hedge Fund Solutions

 Aetos is one of the few firms to offer customizable commingled portfolios of hedge funds with the flexibility to allocate across three SEC-registered 1940 Act Funds  Commingled Portfolios  1 Number of managers excludes managers that are under redemption as of April 1, 2019.   Model Commingled Portfolios(Current Allocation)    Aetos Long/Short Strategies Fundxx Managers  Aetos Multi-Strategy Arbitrage Fund xx Managers  Aetos Distressed Investment Strategies Fundxx Managers  Balanced Portfolio  Growth Portfolio (Flagship Offering)  Prime Portfolio    2. Customized Allocations     Aetos SEC 1940 Act Registered Funds1      Clients also have the option to customize weightings/allocations to one or more of our three commingled fund of funds based on their specific investment parameters  First Commingled Portfolio 2002Three SEC-registered 1940 Act Funds Aetos Long/Short StrategiesAetos Distressed Investment StrategiesAetos Multi-Strategy ArbitrageAetos Model Commingled PortfoliosGrowth (Flagship), Balanced, PrimeAllocated across Aetos’ three SEC 1940 Act Registered FundsFund StructuresOnshore & offshore fund structures, including 3(c)(1) and 3(c)(7)LiquidityQuarterly with xx days noticeERISA CapacityYesMinimum Investment $xx million  Pie Chart  Pie Chart  Pie Chart

 Designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, the portfolio is relatively concentrated by manager yet diversified by strategy   Aetos Portfolio Characteristics  1 Strategy allocations are as of April 1, 2019. Historical and geographic exposures are as of December 31, 2018. Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.2 Number of managers excludes managers under redemption.  Strategy Allocations1  Number of Managers2 = xxNumber of Strategies = xxMedian Position Size = x.x%Average Position Size = x.x%Aetos Long/Short Strategies Fund: xx%Aetos Multi-Strategy Arbitrage Fund: xx%Aetos Distressed Investment Strategies Fund: xx%  Historical Exposures1  Geographic Exposures1  Strategy Allocation Pie Chart (Updated Monthly)  Historical Exposures Line Graph (Updated Quarterly)  Geographic Exposures Pie Chart (Updated Quarterly)

 Portfolio Performance  Performance footnote.    Annualized Performance vs. HFRI FOF: Conservative Index        Annualized Returns(Through Mar 2019)          Since Inception(Sep 2002 to Mar 2019)          YTD2019    1 Year  3 Years  5 Years  10 Years    Annualized Return  Standard Deviation  Sharpe Ratio  Portfolio Beta vs. Indices  Aetos Portfolio  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  -  HFRI FOF: Conservative Index  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  -  Bloomberg Barclays US Aggregate Bond Index  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  x.xx  MSCI ACWI  x.xx%    x.xx%  x.xx%  x.xx%  x.xx%    x.xx%  x.xx%  x.xx  x.xx  Diversified PortfoliosConsisting of allocations to credit, distressed, arbitrage and hedged equityDemonstrable Track Record of OutperformanceAetos has outperformed the HFRI FOF: Conservative Index since the Aetos Portfolio’s inception  Bar Chart(Updated Monthly)

 Portfolio Downside Protection  1“Up Months” represent monthly performance of the MSCI ACWI index that were positive, of which there were xx up months. “Down Months” represent monthly performance of the MSCI ACWI index that were negative, of which there were xx down months. 2 Represents the largest market drawdowns of the MSCI ACWI since Aetos Portfolio’s inception in September 1, 2002 through March 31, 2019.Performance footnote.  Up/Down Capture Since Inception (September 2002)1  Largest Market Drawdowns Since Inception (September 2002)2  Managing beta exposure is a key component of preserving capital in down marketsThe Aetos Portfolio has a x.xx beta to MSCI ACWI since inceptionHedge Funds Can Help Mitigate Equity Market DrawdownsThrough risk management, hedge funds have produced returns that have reduced the magnitude of drawdowns  Bar Chart(Updated Monthly)  Bar Chart(Updated Monthly)

 Since Inception (September 1, 2002) through March 31, 2019 (net of fees in US$ terms)  Historical Track Record  Performance footnote.  Aetos Portfolio Monthly Performance (US$)                               Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2019  x.xx%  x.xx%  x.xx%  -  -  -  -  -  -  -  -  -  x.xx%  2018  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2017  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2016  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2015  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2014  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2013  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2012  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2011  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2010  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2009  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2008  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2007  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2006  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2005  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2004  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2003  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2002  -  -  -  -  -  -  -  -  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%

 Section IV  Investment Philosophy and Process

 Aetos’ investment philosophy is focused on accessing differentiated alpha sources and preserving capital  Investment Philosophy  Capital Preservation  Differentiated Alpha Sources  Diversified, Low Beta Portfolios: Invest in truly hedged managers to create low beta portfolios, diversified by manager, strategy, sub-strategy, and underlying positionsIntegrated Risk Management Throughout Process: Integrate risk management into every step of our investment process with separate teams to assess and evaluate investment risk and operational riskDeep Relationships with Institutional Quality Managers: Focus on managers with strong infrastructures and risk management controls who are capable of generating repeatable patterns of returns   Research Intensive Process: Fundamental and detailed analyses of investment strategies and individual hedge funds’ competitive advantagesMarginal Provider of Capital: Capitalize on opportunities to provide liquidity to forced sellers and transition assets to appropriate ownersFundamental Analysis with Macro Positioning: Combine bottom-up, manager-specific analysis with macroeconomic and market research to identify managers with the skills to navigate through market cycles

 We classify hedge fund strategies into skill and liquidity-driven strategies which helps determine the key drivers of manager performance, develop forward-looking views and set risk and return expectations  Investment Strategies      Liquidity-Driven Strategies Marginal Provider of CapitalEarn a “premium” by providing short and intermediate term liquidity to market participants (i.e., forced sellers) and transitioning assets to the correct market holders    Skill-Driven Strategies Information EdgeFundamental research focus with more flexibility to be long and short to capitalize on mispricing of securities/assets  Liquidity-DrivenStrategies  Lower Beta to Equity or Credit Markets  Skill-DrivenStrategies  Higher Beta to Equity or Credit Markets  Event DrivenDistressed CreditMerger ArbitrageEvent Driven ArbitrageSpecial Situations  Arbitrage and Relative ValueConvertible ArbitrageStatistical ArbitrageCapital Structure ArbitrageFixed Income ArbitrageRelative Value Arbitrage  Long/Short EquityShort-Biased EquityDirectional EquityEquity Market NeutralSector Funds  Tactical TradingGlobal TAAFundamental MacroCurrency StrategiesSystematic MacroCTA

   Aetos’ investment process focuses on risk management to identify best-in-breed managers, capitalize on opportunistic sub-strategies and construct optimized portfolios  Investment Process    Manager and Portfolio MonitoringMonthly quantitative monitoring using proprietary risk tools and continuous qualitative manager monitoring led by Chief Investment Officer  Portfolio ConstructionPortfolios are customized to meet a client’s specific investment parameters, using combination of Core, Satellite and Opportunistic hedge funds across sub-strategies  Manager Evaluation and SelectionEstablished and emerging managers are sorted by strategy and sub-strategy and sourced from Aetos’ extensive network  Macro Positioning and Strategy AllocationIn-depth macroeconomic/market research allows us to form timely and differentiated views on various market themes and navigate through different market environments   Integrated Risk Management

 Aetos analyzes fundamental data and capital market trends through in-depth research to evaluate the relative attractiveness of investment strategies Goal: To identify transformative developments in financial markets and allocate to the managers we believe are best-equipped to navigate them  Fundamental Economic & Capital Markets Research    Bottom-Up Manager Insights  Economic & Capital Markets Research  Strategy Allocation Views        Economic / Fundamental    Capital Markets    Central Bank Policy  Capital Flows  Sovereign Yields & CDS  Implied Volatilities  Balance of Payments  National & HH Savings  Corporate Spreads (IG & HY)   Currency Pressures  Fiscal Policy  Housing Starts  Loan Issuance / CLOs  IPO Markets  Growth (GDP, PMI, etc.)  Shiller P/E  Price / Volume Trends  Equity Correlations   Inflation  HH & Gov Debt Burdens  Liquidity  Trade Crowdedness  Employment & Wages  Commodity Supply/Demand  M&A Activity  Systemic Leverage  Corporate Earnings  Conf. Board Indicators  Bank Regulations / Basel III  Market Sentiment  Business & Inventory Cycles  Political Cycles  FDIC Updates  Consensus Estimates  Data Monitoring Examples

 We aim to identify drivers of risk and return in specific hedge fund strategies at different points in economic cycles where economic and market dislocations and anomalies can be exploited  Navigating Through Market Cycles    [Note sector rotations]    2009 – 2010  [Note sector rotations]    2011      2013 - 2015  [Note sector rotations]  [Note sector rotations]    2012      [Note sector rotations]  2007      Capital Markets Cycle    2016 – 2018  [Note sector rotations]

 Investment Committee members average xx years of experience in discovering hedge fund talent with a focus on institutional-quality managers that are qualified by experience and pedigree within their investment strategies  Manager Due Diligence Process            Extensive universe of established and emerging managersLeverage experience and relationships of investment professionalsProprietary database for constant information flow  Initial evaluation by Aetos investment TeamQualitative assessment of manager’s “edge” Quantitative analysis of track record   ~xx   ~xx  Thorough independent evaluation by senior members Evaluation by two separate teams – Investment and Operational Due DiligenceOnsite visits by senior Aetos staff  ~xx  ~xx  Investment Committee approvalIndependent veto powerNegotiate terms  Both Chief Investment Officer and Chief Risk Officer hold veto power   Senior PMs involved in sourcing and evaluation  Iterative dialogue between operational risk and investment teams  Aetos often approached by managers seeking new capital

 Aetos utilizes a “core/satellite” approach in which hedge fund portfolios are constructed to be diversified by strategy, sub-strategy, and underlying positions yet relatively concentrated by manager   Portfolio Construction Philosophy  1 Information is as of January 1, 2019 for the Aetos commingled funds and excludes managers under redemption. Beneficial terms include, but are not limited to, reduced fees, most favored nation status, modifications to standard of care, and liquidity and transparency enhancements.     OpportunisticNicheTactical  SatelliteSingle-StrategySector specialists  CoreMulti-StrategyDiversifiedFlexible across market cycles  Fees & Terms Negotiated beneficial term arrangements with approximately xx% of our managers1, including:Management and/or incentive fee reductionsMost favored nation status, standard of care, liquidity, transparency and high water mark provisionsAccess to Capacity Preferred access with capacity constrained managers for clients in both separate account and commingled portfolios  Focus on Negotiating Beneficial Terms

       Analysis and Monitoring  Continually evaluate the market environment, opportunity set and risk profile of each strategy and perform ongoing due diligence on individual managers  Analysis and Monitoring    Manager Level (Monthly)Forum: Manager Portfolio ReviewFocus: Perform and review quantitative and qualitative analysis on invested managers  Valuation (Monthly)Forum: Pricing CommitteeFocus: Approve monthly net asset values of each manager while monitoring manager performance      Market Environment Review (Weekly)Forum: Weekly Market ReviewFocus: Evaluate economic and market factors and identify strategy drivers and outlook; in-depth research and white papers    Portfolio Level (Monthly)Forum: Portfolio and Cash Flow MeetingFocus: Evaluate portfolio allocations, exposures and return characteristics  Senior investment team members, including Aetos’ CIO, [Professional’s Name], are intimately involved in the monitoring processManagers are re-underwritten on an annual basis from both an investment and operational perspective    Image of Tool  Image of Tool  Image of Tool  Image of Tool

 Section V  Integrated Risk Management

 Focus on investment risks while seeking to minimize management and operational risks  Evaluate Four Constituents of Risk      QuantitativeRiskCorrelationsPerformance AttributionLiquidityScenario Analysis and Stress TestsStrategy and Manager Diversification Exposure Profiles      Strategy RiskValue at Risk Factor Risks and Exposures - Equity - Fixed Income - Credit - Volatility - Liquidity - Concentrations - Derivatives - Leverage  Four Constituents of Risk    Evaluate“compensated for” risksquantitative and investment risks to generate attractive risk-adjusted returns    OperationalRiskControl EnvironmentPricing and ValuationsTransparency and ReportingExternal Service ProvidersSystems & Disaster RecoveryTrading, Settlement andReconciliationAccounting and Audit    ManagementRiskQuality of FranchiseAlignment of InterestsOrganizational StabilityInvestment DisciplineIntegrity and EthicsClient MixLegal    Minimize “uncompensated for” risksnon-investment risks that can impair capital

 In order to perform quantitative analyses on managers, Aetos typically obtains top positions and exposure level transparency from managers in addition to performance attribution for contributors and detractors  Detailed Transparency from Managers  Returns and Factor-Based Analysis  Exposures Analysis by Geography, Sector, and Security  Typical Information Required from Managers   Convert to Aetos’ Standard Manager Reporting Templates  We only invest with managers where we receive sufficient portfolio transparency. We require detailed transparency from managers, including, but not limited to:Top positions, sizing and performance attributionExposures by geography, sector and security typeAccess to key principals to regularly discuss individual positions and portfolio positioning and outlook  Aetos creates detailed proprietary reports for each manager that are reviewed by our Chief Investment Officer each month in conjunction with strategy-specific research analysts responsible for each manager    Images of Analysis  Images of Analysis  Images of Manager Reporting

 Aetos performs quantitative risk analytics at the manager level, including position- and factor-based risk assessments  Manager-Level Risk Analytics  Time series return analysisManager 13F analysis Position concentrations  Performance and Holdings-Based Analyses  Performance Attribution Analysis  Factor-Based Analysis  Multi-factor regression analysisHistorical exposures analysisStyle analysis  Strategy and manager attributionManager alpha analysisManager risk analytics  Customized Peer Analysis  Customized peer group performance analyticsBenchmark analysisRisk characteristics  Images of Analysis  Images of Analysis  Images of Analysis  Images of Analysis

 Using our proprietary risk analytics system, we aggregate data across managers, sub-strategies and strategies to generate risk reports on the portfolio level, performing various analyses for our clients’ portfolios to ensure optimal risk management  Portfolio-Level Analysis of Performance, Allocations, and Holdings  Portfolio strategyExposuresManager allocationsPerformance analysis  Exposure and Performance Analysis  Top 20 Holdings  Attribution by Strategy and Manager  Manager attributionStrategy attribution  We monitor strategy and position-level exposure on the portfolio level by taking top holdings information provided by managers and cross referencing that with information we acquire through our electronic feeds from regulatory filings  Images of Analysis  Images of Analysis  Images of Analysis

 On the portfolio level, we use our proprietary models to aggregate exposure information across all managers. We also evaluate a manager’s contribution to risk on the portfolio level and perform sensitivity and stress testing on the portfolio  Portfolio-Level Exposure, Correlation Analysis and Contribution to Risk  Gross, long, short, netSectorGeography Asset type  Exposure Analysis  Portfolio Contribution to Risk  Contribution to BetaMarginal contribution to risk and standard deviation  Stress Testing / Scenario Analysis  Correlation Analysis  Images of Analysis  Images of Analysis  Images of Analysis  Images of Analysis

 Operational, Business and Legal Risk Management    Aetos’ independent Operational, Business and Legal Risk Management Team performs initial and ongoing due diligence, evaluating the structural/non-investment-related risks of both prospective and existing hedge fund managers. Their views are integrated from the beginning of our investment process as opposed to a simple “check” at the end of the process  Follow-up includes:  Onsite visit includes in-depth evaluation of:  Findings are documented and recommendation made to Investment Committee:  Investment Committee reviews all investment and operational due diligence factors:  Comprehensive review and evaluation of a hedge fund’s documents, including:  Financial StatementsMarketing MaterialsDue Diligence QuestionnaireLegal DocumentsRegulatory Filings  Front, middle and back office functionsOperational infrastructure, including systems and segregation of dutiesPricing and valuation policies and proceduresPrime brokerage exposure and counterparty risksOther third-party vendor relationships, such as auditors, administrators and prime brokersDisaster recovery, cybersecurity controls and business continuity plansCompliance, legal and regulatory risks  Requesting additional clarity on questions that arose during document review or onsite visitFormal independent background checks on hedge fund firm and key principalsVerification of third-party service provider relationshipsIn-depth legal reviews of hedge fund documents  Due Diligence Worksheet: Comprehensive evaluation of each key operational risk category, concerns and follow-up actionsRisk Scorecard: Summary of operational due diligence findings, including scorecard rating of key risk elementsLegal Review Worksheet: Analysis of hedge fund documents, including a comparison of fund’s legal terms and conditions to standard industry practice  Chief Risk Officer retains independent veto power over investment decisions, based on operational risk concerns

 SECTION VI  How We Work With Clients

 Aetos has designed a multi-tiered process to provide a deeper, collaborative relationship between Aetos and our clients that ensures meaningful and iterative knowledge exchange  Collaboration Forms the Building Blocks of a Strategic Relationship        Education  Training/Collaboration    On-Going Knowledge Transfer with Clients  Analysis and Reporting  Direct Portfolio Detail  Economic and Market Research  Aggregate risk exposures across a client’s total hedge fund program (directs and FOFs)Supplementary holdings-based portfolio analytics through proprietary risk toolCustomized portfolio reporting covering aggregate performance, attribution, exposures and liquidity  Provide ongoing education on hedge fund strategies and sub-strategiesShare formal capital markets insights and proprietary research on topical issues of interest to client’s staffDedicated “teach in” sessions on quantitative and qualitative evaluation of direct hedge fund investments  Train staff and board on our multi-tiered due diligence process and industry best practicesParticipate in multi-day “shadow research program” in which a client’s staff can work side-by-side with Aetos staff in firm’s New York or Menlo Park officesTrain staff on risk management tools and technology  Images of Analysis  Images of Analysis  Images of Analysis

 Customized Client Reporting  Aetos provides detailed account and portfolio transparency     Monthly Performance Report  Quarterly Report  Investor Letter  Economic & Market Report  Thought Leadership  Portfolio Allocations  Commentary and Analysis  Portfolio and Performance Updates  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting  Image of Reporting

 Why Aetos as Hedge Fund Partner?  1 As of December 31, 2018.  With over $xx billion in assets under management1, Aetos accesses the most sought after hedge funds and seeks to negotiate favorable terms on behalf of clients, yet also is nimble enough to identify and execute on unique alpha sourcesOur size allows us to invest with only our highest conviction managers – we do not have to compromise quality in order to put money to work  17 Years of Advising Clients on Hedge Fund Investments  Significant Investor in Hedge Funds  Full Solution Provider  Fiduciary Perspective  Independence  As an independent investment-focused organization with no public shareholders, private equity or corporate ownership and no other business lines, Aetos’ interests are fully aligned with those of our clients to produce the highest quality, objective advice for clients  Few firms have the experience to offer a complete hedge fund solution: multi-manager portfolios, co-investments and assistance with direct hedge fund investments  Aetos Co-President, [Professional's Name] , previously served as CIO of Stanford Management Company Senior investment professionals average xx years of financial industry experienceDeep capital markets expertise across equities, fixed income, derivatives, arbitrage, distressed, and tactical trading investments  Advisory  Knowledge Sharing  Since inception in 2001, Aetos has assisted clients in building out direct hedge fund programs, including full implementation from program design to execution, monitoring and reporting  High level of knowledge transfer and participation by clients’ investment staff in investment process, with access to senior Aetos investment leadershipMacroeconomic and market insights across traditional and alternative strategiesTraining on best practices: strategy allocation, investment/operational due diligence, risk management

 APPENDIX A  Aetos Funds

 Since Inception (September 1, 2002) through March 31, 2019 (net of fees in US$ terms)  Aetos Fund  Number of Managers = xx Median Position Size = x.x%Number of Sub-Strategies = xx Average Position Size = x.x%  Sub-Strategy Allocations as of April 1, 20191     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  YTD  2019  x.xx%  x.xx%  x.xx%  -  -  -  -  -  -  -  -  -  x.xx%  2018  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2017  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2016  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2015  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2014  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2013  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2012  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2011  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2010  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2009  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2008  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2007  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2006  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2005  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2004  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2003  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  2002  -  -  -  -  -  -  -  -  x.xx%  x.xx%  x.xx%  x.xx%  x.xx%  As of March 31, 2019  Aetos Fund  HFRI FOF: Conservative Index  Bloomberg Barclays US Aggregate Bond Index  MSCI ACWI  1 Year Annualized Return  x.xx%  x.xx%  x.xx%  x.xx%  3 Years Annualized Return  x.xx%  x.xx%  x.xx%  x.xx%  5 Years Annualized Return  x.xx%  x.xx%  x.xx%  x.xx%  10 Years Annualized Return  x.xx%  x.xx%  x.xx%  x.xx%  Since Inception (September 1, 2002)          Average Annualized Return   x.xx%  x.xx%  x.xx%  x.xx%  Annualized Standard Deviation  x.xx%  x.xx%  x.xx%  x.xx%  Sharpe Ratio  x.xx  x.xx  x.xx  x.xx  Largest Calendar Qtr. Drawdown  x.xx%  x.xx%  x.xx%  x.xx%  Beta: Bloomberg Barclays US Aggregate Bond Index  x.xx  -  -  -  Beta: MSCI ACWI  x.xx  -  -  -  1 Allocations are subject to change over time, exclude cash and may not sum to 100% due to rounding. Number of managers exclude managers under redemption.Performance footnote.  Sub-Strategy Allocation Pie Chart (Updated Monthly)

 Appendix B  Biographies

 Biographies  Professionals' Biographies

 Appendix C  Information Disclosures

 Important Information and Disclosures  Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Bloomberg Barclays US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year.HFRI FOF: Conservative Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts and are classified as “conservative.” Conservative fund of funds exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as equity market neutral, fixed income arbitrage, and convertible arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index.MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.

 Contact Us      Professionals’ Contact Information